Other operating items	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other operating items	Other operating items
Other operating items consist of the following:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2023	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021
Gain on disposals (i)	14	1	2	47
Impairment of long-lived assets (ii)	—	—	—	(152)
Other operating income (iii)	—	—	—	54
Total other operating items	14	1	2	(51)
i. Gain on disposals
The gain on disposal in 2023 is comprised of sales of capital spares relating to jackups, the West Hercules, and spare parts on previously recycled rigs.
The gain on disposal in 2022 Successor period relates to the sale of sundry assets of the West Tucana and West Carina and the sale of capital spares on the West Hercules and parts on the West Navigator. The gain on disposal in the Predecessor period relates to the sale of the West Venture on January 19, 2022.
Seadrill disposed of seven rigs in 2021, all of which had previously been impaired in full. The full consideration, less costs to sell, was recognized as a gain on disposal.
ii. Impairment of long lived assets
In June 2021, the West Hercules was impaired by $152 million. Refer to Note 12 – "Loss on Impairment of long lived assets".
iii. Other operating income
The gain in 2021 relates primarily to the write-off of pre-petition lease liabilities to Northern Ocean for the West Bollsta of $19 million and pre-petition liabilities to Aquadrill of $8 million following settlement agreements reached in 2021, as well as receipt of a $22 million distribution from The Norwegian Shipowners' Mutual War Risks Insurance Association, representing a rebate of past premium paid.